Other Receivables and Other Income	12 Months Ended
Sep. 30, 2012
Receivables [Abstract]
Other Receivables and Other Income [Text Block]

Note 6 – Other Receivables and Other Income

a)	Other Receivables

	September 30	September 30
	2011	2012
Due from investee corporations	$61	$3
Due from vendors for agency services	11,143	12,332
Other	2,052	7,606
	$13,256	$19,941

Long term portion:
Other	681	2,609
	$12,575	$17,332

Due from Vendors

Due from vendors includes $12,332 (September 30, 2011 - $11,143) of short term receivables from our vendors, with which the Company has agency arrangements to provide bank accounts, debit and prepaid mastercard and insurance products to our customers. Included in this amount is $10,492 (September 30, 2011 - $10,091) due from one vendor.

Other

Amounts included in Other are amounts due from the third-party administrator of the British Columbia class action settlement funds (Note 21 (a)(i)), amounts from the sale of a business and amounts due in the normal course of business.

(b)	Other Income

	September 30	September 30	September 30
	2010	2011	2012
Agency fee income from ancillary services	$36,706	$46,809	$39,847
Other income	13,153	6,467	9,571
	$49,859	$53,276	$49,418